Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
5.	Derivative Financial Instruments

The Company has the following notional amount of derivative instruments:

	December 31,
	2011	2010	2009
Forward foreign exchange contracts	$165,646,228	$92,859,692	$33,501,503
Interest rate swap contracts	48,000,000	76,000,000	54,000,000
Cross-currency interest rate swap contracts	3,669,691	11,279,915	24,699,730
	$217,315,919	$180,139,607	$112,201,233

The Company purchases foreign-currency forward exchange contracts with contract terms expiring within one year to protect against the adverse effect that exchange rate fluctuations may have on foreign- currency denominated purchase activities, principally the Renminbi, the Japanese Yen and the European Euro. The foreign-currency forward exchange contracts do not qualify for hedge accounting. In 2011, 2010 and 2009, the change in fair value of forward contracts was presented in foreign currency exchange gain in the consolidated statements of comprehensive income. Notional amounts are stated in the US dollar equivalents at spot exchange rates at the respective dates.

	Notional	US dollar
Settlement currency	amount	equivalents
As of December 31, 2011
Euro	3,600,000	$4,653,360
Renminbi	1,013,047,623	160,992,868
		$165,646,228
As of December 31, 2010
Euro	7,682,707	$10,174,977
Renminbi	546,297,909	82,684,715
		$92,859,692
As of December 31, 2009
Euro	14,825,188	$21,265,249
Renminbi	83,496,523	12,236,254
		$33,501,503

In 2011, 2010 and 2009, the Company entered into cross-currency interest rate swap agreements to protect against volatility of future cash flows caused by the changes in both interest rates and exchange rates associated with outstanding long-term debt denominated in a currency other than the US dollar. In 2011, 2010 and 2009, gains or losses on the interest rate swap contracts were recognized as interest expense in the consolidated statements of comprehensive income. As of December 31, 2011, 2010 and 2009, the Company had outstanding cross-currency interest rate swap contracts as follows:

	Notional	US dollar
Settlement currency	amount	equivalents
As of December 31, 2011
Euro	2,839,000	$3,669,691
As of December 31, 2010
Euro	8,517,000	$11,279,915
As of December 31, 2009
Euro	17,219,555	$24,699,730

In 2011, 2010 and 2009, the Company entered into various interest rates swap agreements to protect against volatility of future cash flows caused by the changes in interest rates associated with outstanding debt. The fair values of each derivative instrument is follows:

	December 31,
	2011	2010	2009
Forward foreign exchange contracts	$123,037	$215,060	$(428,979)
Interest rate swap contracts	(404,549)	(1,380,454)	(529,712)
Cross-currency interest rate swap contracts	(463,365)	(1,292,475)	114,638
	$(744,877)	$(2,457,869)	$(844,053)

As of December 31, 2011, 2010 and 2009, the fair value of the derivative instruments was recorded in accrued expenses and other current liabilities and prepaid expense and other current assets.